Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Parent Company [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Common Stock [Member] Aspire Biopharma Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Aspire Biopharma Inc [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Parent Company [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Aspire Biopharma Inc [Member]	Additional Paid-in Capital [Member] Parent Company [Member]	Retained Earnings [Member]	Retained Earnings [Member] Aspire Biopharma Inc [Member]	Retained Earnings [Member] Parent Company [Member]	Total	Aspire Biopharma Inc [Member]	Parent Company [Member]
Balance at Dec. 31, 2022			$ 719									$ (9,938,620)			$ (9,937,901)
Balance, shares at Dec. 31, 2022			7,187,500
Conversion of warrants	$ 719		$ (719)
Conversion of warrants, shares	7,187,500		(7,187,500)
Reduction of U/W Fee Payable									10,812,500						10,812,500
Contribution - shareholder non-redemption agreement									118,298						118,298
Shareholder non-redemption agreements									(118,298)						(118,298)
Face value of convertible note in excess of fair value									152,430						152,430
Remeasurement for Class A shares to redemption value												(5,813,213)			(5,813,213)
Net income (loss)												4,464,079			4,464,079	$ (359,070)
Balance at Dec. 31, 2023	$ 719	$ 2,758			$ 22,000				10,964,930	$ 957,500	$ 976,742	(11,287,754)	$ (1,467,361)	$ (1,467,361)	(322,105)	(487,861)	$ (487,861)
Balance, shares at Dec. 31, 2023	7,187,500	27,581,579			440,000,000
Balance at Dec. 30, 2023		$ 22,000									957,500			(1,467,361)			(487,861)
Balance, shares at Dec. 30, 2023		440,000,000
Retroactive application of recapitalization		$ (19,242)									19,242
Retroactive application of recapitalization, shares		(412,418,421)
Balance at Dec. 31, 2023	$ 719	$ 2,758			$ 22,000				10,964,930	957,500	976,742	(11,287,754)	(1,467,361)	(1,467,361)	(322,105)	(487,861)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500	27,581,579			440,000,000
Net income (loss)														(230,970)			(230,970)
Issuance of common stock		$ 2									229,082						229,084
Issuance of common stock, shares		17,950
Balance at Mar. 31, 2024		$ 2,760									1,205,824			(1,698,331)			(489,747)
Balance, shares at Mar. 31, 2024		27,599,529
Balance at Dec. 31, 2023	$ 719	$ 2,758			$ 22,000				10,964,930	957,500	976,742	(11,287,754)	(1,467,361)	(1,467,361)	(322,105)	(487,861)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500	27,581,579			440,000,000
Net income (loss)																	(327,893)
Balance at Jun. 30, 2024		$ 2,760									1,234,385			(1,795,254)			(558,109)
Balance, shares at Jun. 30, 2024		27,601,767
Balance at Dec. 31, 2023	$ 719	$ 2,758			$ 22,000				10,964,930	957,500	976,742	(11,287,754)	(1,467,361)	(1,467,361)	(322,105)	(487,861)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500	27,581,579			440,000,000
Contribution - shareholder non-redemption agreement									784,302						784,302
Shareholder non-redemption agreements									(784,302)						(784,302)
Face value of convertible note in excess of fair value									315,464						315,464
Remeasurement for Class A shares to redemption value												(548,676)			(548,676)
Net income (loss)												(12,537,472)	(1,309,872)		(12,537,472)	(1,309,872)
Fair value of subscription loan - conversion option									(2,477,416)						(2,477,416)
Issuance of common stock
Issuance of common stock, shares
Issuance of shares under working capital loans and non redemption agreements							$ 32			257,613						257,645
Issuance of shares under working capital loans and non redemption agreements, shares							322,059
Balance at Dec. 31, 2024	$ 719	$ 2,760			$ 22,000		$ 32		8,802,978	1,215,113	1,234,385	(24,373,902)	(2,777,233)	(2,777,233)	(15,570,205)	(1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	7,187,500	27,601,767			440,000,000		322,059
Balance at Mar. 31, 2024		$ 2,760									1,205,824			(1,698,331)			(489,747)
Balance, shares at Mar. 31, 2024		27,599,529
Net income (loss)														(96,923)			(96,923)
Issuance of common stock											28,561						28,561
Issuance of common stock, shares		2,238
Balance at Jun. 30, 2024		$ 2,760									1,234,385			(1,795,254)			(558,109)
Balance, shares at Jun. 30, 2024		27,601,767
Balance at Dec. 30, 2024		$ 22,000						$ 32			1,215,113			(2,777,233)			(1,540,088)
Balance, shares at Dec. 30, 2024		440,000,000						322,059
Retroactive application of recapitalization		$ (19,240)						$ (32)			19,272
Retroactive application of recapitalization, shares		(412,398,233)						(322,059)
Balance at Dec. 31, 2024	$ 719	$ 2,760			$ 22,000		$ 32		8,802,978	1,215,113	1,234,385	(24,373,902)	(2,777,233)	(2,777,233)	(15,570,205)	(1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	7,187,500	27,601,767			440,000,000		322,059
Conversion of warrants		$ 574									(574)
Conversion of warrants, shares		5,735,717
Net income (loss)														(15,941,328)			(15,941,328)
Issuance of shares under working capital loans and non redemption agreements		$ 554									(554)
Issuance of shares under working capital loans and non redemption agreements, shares		5,536,946
Issuance of shares in Business Combination		$ 726									(4,603,302)						(4,602,576)
Issuance of shares in Business Combination, shares		7,257,513
Issuance of commitment fee shares under ELOC agreement		$ 110									(110)
Issuance of commitment fee shares under ELOC agreement, shares		1,106,527
Stock based compensation		$ 166									14,131,084						14,131,250
Stock based compensation, shares		1,662,500
Balance at Mar. 31, 2025		$ 4,890									10,760,929			(18,718,561)			(7,952,742)
Balance, shares at Mar. 31, 2025		48,900,970
Balance at Dec. 31, 2024	$ 719	$ 2,760			$ 22,000		$ 32		$ 8,802,978	$ 1,215,113	1,234,385	$ (24,373,902)	$ (2,777,233)	(2,777,233)	$ (15,570,205)	$ (1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	7,187,500	27,601,767			440,000,000		322,059
Net income (loss)																	(17,922,621)
Balance at Jun. 30, 2025		$ 4,953									11,078,116			(20,699,854)			(9,616,785)
Balance, shares at Jun. 30, 2025		49,525,970
Balance at Mar. 31, 2025		$ 4,890									10,760,929			(18,718,561)			(7,952,742)
Balance, shares at Mar. 31, 2025		48,900,970
Net income (loss)														(1,981,293)			(1,981,293)
Shares issued pursuant to debt extinguishment		$ 63									317,187						317,250
Shares issued pursuant to debt extinguishment,shares		625,000
Balance at Jun. 30, 2025		$ 4,953									$ 11,078,116			$ (20,699,854)			$ (9,616,785)
Balance, shares at Jun. 30, 2025		49,525,970